Summary of Significant Accounting Policies - Fair value (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	49	44
Maximum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	52	51
Liquidation scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	20	35
Liquidation scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	43	40
Redemption scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	0	0
Redemption scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	43	35
IPO scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	15	30
IPO scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	80	60